Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,637,516	$ 10,272,084
Less: accumulated depreciation and impairment	(3,113,706)	(4,689,604)
Property and equipment, net	$ 3,523,810	5,582,480
Wi-Fi equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Total property and equipment		3,429,541
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Total property and equipment	$ 386,255	370,831
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,251,261	$ 6,471,712
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years